Segment, Geographic and Customer Information - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating segments			2		2
North America [Member] | Net Sales [Member]
Segment Reporting Information [Line Items]
Major customer, percentage of sales	12.70%	17.70%	13.60%	18.00%	17.50%	18.00%	17.00%
North America [Member]
Segment Reporting Information [Line Items]
Number of manufacturing facilities			6		6
Number of distribution centers			3		3
Number of co-packers			3		3
Europe [Member]
Segment Reporting Information [Line Items]
Number of manufacturing facilities			3		3